Credit facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Short term loans banks	$ 1,153,654	$ 1,814,551
Long term loans bank	357,495	213,969
Total [Member]
Line of Credit Facility [Line Items]
Short term loans banks	2,560,675	2,794,894
Long term loans bank	$ 1,153,654	1,814,551
China Bank Of Communication [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	January 2025, extended to November 2026
Credit facilities interest rate	4.20%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is secured by two real estate properties owned by Yunwu Li.
Short term loans banks	$ 636,342	1,112,904
Zhejiang Hecheng Rural Commercial Bank Co [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	August 2025, extended to August 2026
Credit facilities collateral guarantee descriptions	Guaranteed by Ying Wang, the operating manager of HZ CDT, and the line of credit is secured by real estate property owned by Ying Wang.
Short term loans banks	$ 171,598	166,936
Zhejiang Hecheng Rural Commercial Bank Co [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	3.70%
Zhejiang Hecheng Rural Commercial Bank Co [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	4.30%
Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	November 2025, extended to November 2026
Credit facilities interest rate	3.50%
Credit facilities collateral guarantee descriptions	None
Short term loans banks	$ 238,807	317,178
Weizhong Banks [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	August 2025, extended to August 2026
Credit facilities interest rate	5.90%
Credit facilities collateral guarantee descriptions	Guaranteed by Zhan Su, the legal representative of BJ CDT
Short term loans banks	$ 54,475	132,489
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	November 2025
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		68,011
Long term loans bank		115,927
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	February 2025 (repaid in February 2025)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		3,784
Long term loans bank		19,873
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	February 2025 (repaid in February 2025
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		13,249
Sichuan Xinwang [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	August 2026
Credit facilities interest rate	18.00%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks	$ 47,665
Weizhong [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	January 2026 (repaid in January 2026)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 681
Weizhong One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	March 2026(repaid in January 2026)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks	$ 4,086